Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	May 2012
Payment Date	6/15/2012
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,021,786.19

Principal:
Principal Collections	$28,475,343.85
Prepayments in Full	$21,195,861.29
Liquidation Proceeds	$703,185.24
Recoveries	$5,944.30
Sub Total	$50,380,334.68
Collections	$55,402,120.87

Purchase Amounts:
Purchase Amounts Related to Principal	$80,443.48
Purchase Amounts Related to Interest	$390.89
Sub Total	$80,834.37

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$55,482,955.24

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	May 2012
Payment Date	6/15/2012
Transaction Month	5
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$55,482,955.24
Servicing Fee	$1,132,051.40	$1,132,051.40	$0.00	$0.00	$54,350,903.84
Interest - Class A-1 Notes	$14,626.81	$14,626.81	$0.00	$0.00	$54,336,277.03
Interest - Class A-2 Notes	$234,825.00	$234,825.00	$0.00	$0.00	$54,101,452.03
Interest - Class A-3 Notes	$383,460.00	$383,460.00	$0.00	$0.00	$53,717,992.03
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$53,567,380.36
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,567,380.36
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$53,493,183.03
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,493,183.03
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$53,430,043.03
Third Priority Principal Payment	$25,788,772.97	$25,788,772.97	$0.00	$0.00	$27,641,270.06
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$27,563,923.56
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,563,923.56
Regular Principal Payment	$34,715,859.86	$27,563,923.56	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$55,482,955.24

Principal Payment:
First Priority Principal Payment					$0.00
First Priority Principal Payment					$0.00
First Priority Principal Payment					$25,788,772.97
First Priority Principal Payment					$27,563,923.56
Total					$53,352,696.53
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$37,849,232.51	$111.19	$14,626.81	$0.04	$37,863,859.32	$111.23
Class A-2 Notes	$15,503,464.02	$34.11	$234,825.00	$0.52	$15,738,289.02	$34.63
Class A-3 Notes	$0.00	$0.00	$383,460.00	$0.70	$383,460.00	$0.70
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$53,352,696.53	$33.13	$998,207.31	$0.62	$54,350,903.84	$33.75

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	May 2012
Payment Date	6/15/2012
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$37,849,232.51	0.1111905	$0.00	0.0000000
Class A-2 Notes	$454,500,000.00	1.0000000	$438,996,535.98	0.9658890
Class A-3 Notes	$547,800,000.00	1.0000000	$547,800,000.00	1.0000000
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,307,809,232.51	0.8121223	$1,254,456,535.98	0.7789914

Pool Information
Weighted Average APR	4.480%	4.465%
Weighted Average Remaining Term	54.98	54.16
Number of Receivables Outstanding	61,565	59,461
Pool Balance	$1,358,461,680.07	$1,307,741,696.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,299,070,052.07	$1,250,450,459.54
Pool Factor	0.8247965	0.7940016

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$19,616,125.45
Yield Supplement Overcollateralization Amount	$57,291,237.32
Targeted Overcollateralization Amount	$60,437,097.18
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$53,285,160.88

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	May 2012
Payment Date	6/15/2012
Transaction Month	5

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		225	$265,149.35
(Recoveries)		4	$5,944.30
Net Losses for Current Collection Period			$259,205.05
Cumulative Net Losses Last Collection Period			$312,617.44
Cumulative Net Losses for all Collection Periods			$571,822.49

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.23%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.72%	426	$9,397,870.33
61-90 Days Delinquent	0.07%	37	$906,275.02
91-120 Days Delinquent	0.00%	4	$63,336.05
Over 120 Days Delinquent	0.01%	5	$105,263.29
Total Delinquent Receivables	0.80%	472	$10,472,744.69

Repossession Inventory:
Repossessed in the Current Collection Period		33	$871,512.74
Total Repossessed Inventory		40	$1,089,868.30

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1593%
Preceding Collection Period			0.0970%
Current Collection Period			0.2333%
Three Month Average			0.1632%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0279%
Preceding Collection Period			0.0520%
Current Collection Period			0.0774%
Three Month Average			0.0524%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer